Investments and Fair Value Measurements (Details 1) - Debt Securities [Member] - USD ($) $ in Thousands	Apr. 02, 2016	Mar. 28, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost of investments in debt securities due in less than one year	$ 342,163	$ 289,641
Cost of investments in debt securities due after ten years	2,150	2,150
Total cost of investments in debt securities	344,313	291,791
Estimated fair value of investments in debt securities due in less than one year	342,181	289,615
Estimated fair value of investments in debt securities due after ten years	1,800	1,750
Estimated fair value	$ 343,981	$ 291,365